Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross deferred tax asset
Policy reserves and other insurance items	$ 1,838	$ 2,695
Employee benefits	135	151
Derivative investments	789	1,129
Net unrealized losses	1,294	0
Net operating loss carryforward	547	284
Credit carryforward	0	0
Other	73	11
Total gross deferred tax asset	4,676	4,270
Valuation allowance	(900)	0
Gross deferred tax asset, net of valuation allowance	3,776	4,270
Gross deferred tax liability
Deferred acquisition costs and sales inducements	(2,643)	(2,870)
Other investment items	(789)	(22)
Net unrealized gains	0	(451)
Other	(29)	(18)
Total gross deferred tax liability	(3,461)	(3,361)
Net deferred tax asset	$ 315	$ 909